Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 390	$ 1,189
Other assets	2,191	2,191
Total current assets	2,581	3,380
FIXED ASSETS
Equipment, net of accumulated depreciation of $2,418 and $2,015 respectively	401	803
TOTAL ASSETS	2,982	4,183
CURRENT LIABILITIES
Accounts payable	67,241	56,769
Accrued expenses	738,452	1,126,233
Derivative Liability	296,521	292,480
Convertible notes and notes payable	546,800	468,333
Related party loans	101,200	102,600
Total current liabilities	1,750,214	2,046,415
STOCKHOLDERS' DEFICIT
Common stock, par value $.001 per share; 250,000,000 shares authorized in 2011 and 2010 and 231,163,748 and 11,163,748 outstanding at June 30, 2011 and December 31, 2010, respectively	231,164	116,164
Additional paid-in capital	46,408,962	45,775,161
Accumulated deficit	(48,387,358)	(47,933,557)
Total stockholders' deficit	(1,747,232)	(2,042,232)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,982	$ 4,183